Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	RidgeWorth Funds
Prospectus Date	rr_ProspectusDate	Aug. 01, 2015
Supplement [Text Block]	rwf_SupplementTextBlock

RIDGEWORTH FUNDS

Supplement dated January 29, 2016 to the

Prospectus and Statement of Additional Information (“SAI”)

each dated August 1, 2015

RidgeWorth Aggressive Growth Allocation Strategy

RidgeWorth Conservative Allocation Strategy

RidgeWorth Growth Allocation Strategy

RidgeWorth Moderate Allocation Strategy

RidgeWorth Seix Corporate Bond Fund

RidgeWorth Seix Floating Rate High Income Fund

RidgeWorth Seix High Income Fund

RidgeWorth Seix High Yield Fund

RidgeWorth Seix Limited Duration Fund

RidgeWorth Seix Total Return Bond Fund

This supplement updates information in, and should be read in conjunction with, the Prospectus and SAI.

•	The “Floating Rate Loan Risk” contained in the “Principal Investment Risks” section of the Prospectus for the RidgeWorth Aggressive Growth Allocation Strategy, RidgeWorth Conservative Allocation Strategy, RidgeWorth Growth Allocation Strategy, RidgeWorth Moderate Allocation Strategy, RidgeWorth Seix Corporate Bond Fund, RidgeWorth Seix Floating Rate High Income Fund, RidgeWorth Seix High Income Fund, RidgeWorth Seix High Yield Fund, RidgeWorth Seix Limited Duration Fund and RidgeWorth Seix Total Return Bond Fund is replaced with the following:

Floating Rate Loan Risk: The value of the collateral securing a floating rate loan can decline, be insufficient to meet the obligations of the borrower, or be difficult to liquidate. As a result, a floating rate loan may not be fully collateralized and can decline significantly in value. Floating rate loans generally are subject to contractual restrictions on resale. The liquidity of floating rate loans, including the volume and frequency of secondary market trading in such loans, varies significantly over time and among individual floating rate loans. During periods of infrequent trading, valuing a floating rate loan can be more difficult, and buying and selling a floating rate loan at an acceptable price can also be more difficult and delayed. Difficulty in selling a floating rate loan can result in a loss. In addition, floating rate loans generally are subject to extended settlement periods in excess of seven days, which may impair the Fund’s ability to sell or realize the full value of its loans in the event of a need to liquidate such loans. The Fund participates in a line of credit facility to assist with cash flow management and liquidity. Floating rate loans may not be considered securities and, therefore, the Fund may not have the protections of the federal securities laws with respect to its holdings of such loans.

RidgeWorth Aggressive Growth Allocation Strategy
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	rwf_SupplementTextBlock

RIDGEWORTH FUNDS

Supplement dated January 29, 2016 to the

Prospectus and Statement of Additional Information (“SAI”)

each dated August 1, 2015

RidgeWorth Aggressive Growth Allocation Strategy

This supplement updates information in, and should be read in conjunction with, the Prospectus and SAI.

•	The “Floating Rate Loan Risk” contained in the “Principal Investment Risks” section of the Prospectus for the RidgeWorth Aggressive Growth Allocation Strategy, RidgeWorth Conservative Allocation Strategy, RidgeWorth Growth Allocation Strategy, RidgeWorth Moderate Allocation Strategy, RidgeWorth Seix Corporate Bond Fund, RidgeWorth Seix Floating Rate High Income Fund, RidgeWorth Seix High Income Fund, RidgeWorth Seix High Yield Fund, RidgeWorth Seix Limited Duration Fund and RidgeWorth Seix Total Return Bond Fund is replaced with the following:

Floating Rate Loan Risk: The value of the collateral securing a floating rate loan can decline, be insufficient to meet the obligations of the borrower, or be difficult to liquidate. As a result, a floating rate loan may not be fully collateralized and can decline significantly in value. Floating rate loans generally are subject to contractual restrictions on resale. The liquidity of floating rate loans, including the volume and frequency of secondary market trading in such loans, varies significantly over time and among individual floating rate loans. During periods of infrequent trading, valuing a floating rate loan can be more difficult, and buying and selling a floating rate loan at an acceptable price can also be more difficult and delayed. Difficulty in selling a floating rate loan can result in a loss. In addition, floating rate loans generally are subject to extended settlement periods in excess of seven days, which may impair the Fund’s ability to sell or realize the full value of its loans in the event of a need to liquidate such loans. The Fund participates in a line of credit facility to assist with cash flow management and liquidity. Floating rate loans may not be considered securities and, therefore, the Fund may not have the protections of the federal securities laws with respect to its holdings of such loans.

RidgeWorth Conservative Allocation Strategy
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	rwf_SupplementTextBlock

RIDGEWORTH FUNDS

Supplement dated January 29, 2016 to the

Prospectus and Statement of Additional Information (“SAI”)

each dated August 1, 2015

RidgeWorth Conservative Allocation Strategy

This supplement updates information in, and should be read in conjunction with, the Prospectus and SAI.

•	The “Floating Rate Loan Risk” contained in the “Principal Investment Risks” section of the Prospectus for the RidgeWorth Aggressive Growth Allocation Strategy, RidgeWorth Conservative Allocation Strategy, RidgeWorth Growth Allocation Strategy, RidgeWorth Moderate Allocation Strategy, RidgeWorth Seix Corporate Bond Fund, RidgeWorth Seix Floating Rate High Income Fund, RidgeWorth Seix High Income Fund, RidgeWorth Seix High Yield Fund, RidgeWorth Seix Limited Duration Fund and RidgeWorth Seix Total Return Bond Fund is replaced with the following:

Floating Rate Loan Risk: The value of the collateral securing a floating rate loan can decline, be insufficient to meet the obligations of the borrower, or be difficult to liquidate. As a result, a floating rate loan may not be fully collateralized and can decline significantly in value. Floating rate loans generally are subject to contractual restrictions on resale. The liquidity of floating rate loans, including the volume and frequency of secondary market trading in such loans, varies significantly over time and among individual floating rate loans. During periods of infrequent trading, valuing a floating rate loan can be more difficult, and buying and selling a floating rate loan at an acceptable price can also be more difficult and delayed. Difficulty in selling a floating rate loan can result in a loss. In addition, floating rate loans generally are subject to extended settlement periods in excess of seven days, which may impair the Fund’s ability to sell or realize the full value of its loans in the event of a need to liquidate such loans. The Fund participates in a line of credit facility to assist with cash flow management and liquidity. Floating rate loans may not be considered securities and, therefore, the Fund may not have the protections of the federal securities laws with respect to its holdings of such loans.

RidgeWorth Growth Allocation Strategy
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	rwf_SupplementTextBlock

RIDGEWORTH FUNDS

Supplement dated January 29, 2016 to the

Prospectus and Statement of Additional Information (“SAI”)

each dated August 1, 2015

RidgeWorth Growth Allocation Strategy

This supplement updates information in, and should be read in conjunction with, the Prospectus and SAI.

•	The “Floating Rate Loan Risk” contained in the “Principal Investment Risks” section of the Prospectus for the RidgeWorth Aggressive Growth Allocation Strategy, RidgeWorth Conservative Allocation Strategy, RidgeWorth Growth Allocation Strategy, RidgeWorth Moderate Allocation Strategy, RidgeWorth Seix Corporate Bond Fund, RidgeWorth Seix Floating Rate High Income Fund, RidgeWorth Seix High Income Fund, RidgeWorth Seix High Yield Fund, RidgeWorth Seix Limited Duration Fund and RidgeWorth Seix Total Return Bond Fund is replaced with the following:

Floating Rate Loan Risk: The value of the collateral securing a floating rate loan can decline, be insufficient to meet the obligations of the borrower, or be difficult to liquidate. As a result, a floating rate loan may not be fully collateralized and can decline significantly in value. Floating rate loans generally are subject to contractual restrictions on resale. The liquidity of floating rate loans, including the volume and frequency of secondary market trading in such loans, varies significantly over time and among individual floating rate loans. During periods of infrequent trading, valuing a floating rate loan can be more difficult, and buying and selling a floating rate loan at an acceptable price can also be more difficult and delayed. Difficulty in selling a floating rate loan can result in a loss. In addition, floating rate loans generally are subject to extended settlement periods in excess of seven days, which may impair the Fund’s ability to sell or realize the full value of its loans in the event of a need to liquidate such loans. The Fund participates in a line of credit facility to assist with cash flow management and liquidity. Floating rate loans may not be considered securities and, therefore, the Fund may not have the protections of the federal securities laws with respect to its holdings of such loans.

RidgeWorth Moderate Allocation Strategy
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	rwf_SupplementTextBlock

RIDGEWORTH FUNDS

Supplement dated January 29, 2016 to the

Prospectus and Statement of Additional Information (“SAI”)

each dated August 1, 2015

RidgeWorth Moderate Allocation Strategy

This supplement updates information in, and should be read in conjunction with, the Prospectus and SAI.

•	The “Floating Rate Loan Risk” contained in the “Principal Investment Risks” section of the Prospectus for the RidgeWorth Aggressive Growth Allocation Strategy, RidgeWorth Conservative Allocation Strategy, RidgeWorth Growth Allocation Strategy, RidgeWorth Moderate Allocation Strategy, RidgeWorth Seix Corporate Bond Fund, RidgeWorth Seix Floating Rate High Income Fund, RidgeWorth Seix High Income Fund, RidgeWorth Seix High Yield Fund, RidgeWorth Seix Limited Duration Fund and RidgeWorth Seix Total Return Bond Fund is replaced with the following:

Floating Rate Loan Risk: The value of the collateral securing a floating rate loan can decline, be insufficient to meet the obligations of the borrower, or be difficult to liquidate. As a result, a floating rate loan may not be fully collateralized and can decline significantly in value. Floating rate loans generally are subject to contractual restrictions on resale. The liquidity of floating rate loans, including the volume and frequency of secondary market trading in such loans, varies significantly over time and among individual floating rate loans. During periods of infrequent trading, valuing a floating rate loan can be more difficult, and buying and selling a floating rate loan at an acceptable price can also be more difficult and delayed. Difficulty in selling a floating rate loan can result in a loss. In addition, floating rate loans generally are subject to extended settlement periods in excess of seven days, which may impair the Fund’s ability to sell or realize the full value of its loans in the event of a need to liquidate such loans. The Fund participates in a line of credit facility to assist with cash flow management and liquidity. Floating rate loans may not be considered securities and, therefore, the Fund may not have the protections of the federal securities laws with respect to its holdings of such loans.

RidgeWorth Seix Corporate Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	rwf_SupplementTextBlock

RIDGEWORTH FUNDS

Supplement dated January 29, 2016 to the

Prospectus and Statement of Additional Information (“SAI”)

each dated August 1, 2015

RidgeWorth Seix Corporate Bond Fund

This supplement updates information in, and should be read in conjunction with, the Prospectus and SAI.

•	The “Floating Rate Loan Risk” contained in the “Principal Investment Risks” section of the Prospectus for the RidgeWorth Aggressive Growth Allocation Strategy, RidgeWorth Conservative Allocation Strategy, RidgeWorth Growth Allocation Strategy, RidgeWorth Moderate Allocation Strategy, RidgeWorth Seix Corporate Bond Fund, RidgeWorth Seix Floating Rate High Income Fund, RidgeWorth Seix High Income Fund, RidgeWorth Seix High Yield Fund, RidgeWorth Seix Limited Duration Fund and RidgeWorth Seix Total Return Bond Fund is replaced with the following:

Floating Rate Loan Risk: The value of the collateral securing a floating rate loan can decline, be insufficient to meet the obligations of the borrower, or be difficult to liquidate. As a result, a floating rate loan may not be fully collateralized and can decline significantly in value. Floating rate loans generally are subject to contractual restrictions on resale. The liquidity of floating rate loans, including the volume and frequency of secondary market trading in such loans, varies significantly over time and among individual floating rate loans. During periods of infrequent trading, valuing a floating rate loan can be more difficult, and buying and selling a floating rate loan at an acceptable price can also be more difficult and delayed. Difficulty in selling a floating rate loan can result in a loss. In addition, floating rate loans generally are subject to extended settlement periods in excess of seven days, which may impair the Fund’s ability to sell or realize the full value of its loans in the event of a need to liquidate such loans. The Fund participates in a line of credit facility to assist with cash flow management and liquidity. Floating rate loans may not be considered securities and, therefore, the Fund may not have the protections of the federal securities laws with respect to its holdings of such loans.

RidgeWorth Seix Floating Rate High Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	rwf_SupplementTextBlock

RIDGEWORTH FUNDS

Supplement dated January 29, 2016 to the

Prospectus and Statement of Additional Information (“SAI”)

each dated August 1, 2015

RidgeWorth Seix Floating Rate High Income Fund

This supplement updates information in, and should be read in conjunction with, the Prospectus and SAI.

•	The “Floating Rate Loan Risk” contained in the “Principal Investment Risks” section of the Prospectus for the RidgeWorth Aggressive Growth Allocation Strategy, RidgeWorth Conservative Allocation Strategy, RidgeWorth Growth Allocation Strategy, RidgeWorth Moderate Allocation Strategy, RidgeWorth Seix Corporate Bond Fund, RidgeWorth Seix Floating Rate High Income Fund, RidgeWorth Seix High Income Fund, RidgeWorth Seix High Yield Fund, RidgeWorth Seix Limited Duration Fund and RidgeWorth Seix Total Return Bond Fund is replaced with the following:

Floating Rate Loan Risk: The value of the collateral securing a floating rate loan can decline, be insufficient to meet the obligations of the borrower, or be difficult to liquidate. As a result, a floating rate loan may not be fully collateralized and can decline significantly in value. Floating rate loans generally are subject to contractual restrictions on resale. The liquidity of floating rate loans, including the volume and frequency of secondary market trading in such loans, varies significantly over time and among individual floating rate loans. During periods of infrequent trading, valuing a floating rate loan can be more difficult, and buying and selling a floating rate loan at an acceptable price can also be more difficult and delayed. Difficulty in selling a floating rate loan can result in a loss. In addition, floating rate loans generally are subject to extended settlement periods in excess of seven days, which may impair the Fund’s ability to sell or realize the full value of its loans in the event of a need to liquidate such loans. The Fund participates in a line of credit facility to assist with cash flow management and liquidity. Floating rate loans may not be considered securities and, therefore, the Fund may not have the protections of the federal securities laws with respect to its holdings of such loans.

RidgeWorth Seix High Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	rwf_SupplementTextBlock

RIDGEWORTH FUNDS

Supplement dated January 29, 2016 to the

Prospectus and Statement of Additional Information (“SAI”)

each dated August 1, 2015

RidgeWorth Seix High Income Fund

This supplement updates information in, and should be read in conjunction with, the Prospectus and SAI.

•	The “Floating Rate Loan Risk” contained in the “Principal Investment Risks” section of the Prospectus for the RidgeWorth Aggressive Growth Allocation Strategy, RidgeWorth Conservative Allocation Strategy, RidgeWorth Growth Allocation Strategy, RidgeWorth Moderate Allocation Strategy, RidgeWorth Seix Corporate Bond Fund, RidgeWorth Seix Floating Rate High Income Fund, RidgeWorth Seix High Income Fund, RidgeWorth Seix High Yield Fund, RidgeWorth Seix Limited Duration Fund and RidgeWorth Seix Total Return Bond Fund is replaced with the following:

Floating Rate Loan Risk: The value of the collateral securing a floating rate loan can decline, be insufficient to meet the obligations of the borrower, or be difficult to liquidate. As a result, a floating rate loan may not be fully collateralized and can decline significantly in value. Floating rate loans generally are subject to contractual restrictions on resale. The liquidity of floating rate loans, including the volume and frequency of secondary market trading in such loans, varies significantly over time and among individual floating rate loans. During periods of infrequent trading, valuing a floating rate loan can be more difficult, and buying and selling a floating rate loan at an acceptable price can also be more difficult and delayed. Difficulty in selling a floating rate loan can result in a loss. In addition, floating rate loans generally are subject to extended settlement periods in excess of seven days, which may impair the Fund’s ability to sell or realize the full value of its loans in the event of a need to liquidate such loans. The Fund participates in a line of credit facility to assist with cash flow management and liquidity. Floating rate loans may not be considered securities and, therefore, the Fund may not have the protections of the federal securities laws with respect to its holdings of such loans.

RidgeWorth Seix High Yield Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	rwf_SupplementTextBlock

RIDGEWORTH FUNDS

Supplement dated January 29, 2016 to the

Prospectus and Statement of Additional Information (“SAI”)

each dated August 1, 2015

RidgeWorth Seix High Yield Fund

This supplement updates information in, and should be read in conjunction with, the Prospectus and SAI.

•	The “Floating Rate Loan Risk” contained in the “Principal Investment Risks” section of the Prospectus for the RidgeWorth Aggressive Growth Allocation Strategy, RidgeWorth Conservative Allocation Strategy, RidgeWorth Growth Allocation Strategy, RidgeWorth Moderate Allocation Strategy, RidgeWorth Seix Corporate Bond Fund, RidgeWorth Seix Floating Rate High Income Fund, RidgeWorth Seix High Income Fund, RidgeWorth Seix High Yield Fund, RidgeWorth Seix Limited Duration Fund and RidgeWorth Seix Total Return Bond Fund is replaced with the following:

Floating Rate Loan Risk: The value of the collateral securing a floating rate loan can decline, be insufficient to meet the obligations of the borrower, or be difficult to liquidate. As a result, a floating rate loan may not be fully collateralized and can decline significantly in value. Floating rate loans generally are subject to contractual restrictions on resale. The liquidity of floating rate loans, including the volume and frequency of secondary market trading in such loans, varies significantly over time and among individual floating rate loans. During periods of infrequent trading, valuing a floating rate loan can be more difficult, and buying and selling a floating rate loan at an acceptable price can also be more difficult and delayed. Difficulty in selling a floating rate loan can result in a loss. In addition, floating rate loans generally are subject to extended settlement periods in excess of seven days, which may impair the Fund’s ability to sell or realize the full value of its loans in the event of a need to liquidate such loans. The Fund participates in a line of credit facility to assist with cash flow management and liquidity. Floating rate loans may not be considered securities and, therefore, the Fund may not have the protections of the federal securities laws with respect to its holdings of such loans.

RidgeWorth Seix Limited Duration Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	rwf_SupplementTextBlock

RIDGEWORTH FUNDS

Supplement dated January 29, 2016 to the

Prospectus and Statement of Additional Information (“SAI”)

each dated August 1, 2015

RidgeWorth Seix Limited Duration Fund

This supplement updates information in, and should be read in conjunction with, the Prospectus and SAI.

•	The “Floating Rate Loan Risk” contained in the “Principal Investment Risks” section of the Prospectus for the RidgeWorth Aggressive Growth Allocation Strategy, RidgeWorth Conservative Allocation Strategy, RidgeWorth Growth Allocation Strategy, RidgeWorth Moderate Allocation Strategy, RidgeWorth Seix Corporate Bond Fund, RidgeWorth Seix Floating Rate High Income Fund, RidgeWorth Seix High Income Fund, RidgeWorth Seix High Yield Fund, RidgeWorth Seix Limited Duration Fund and RidgeWorth Seix Total Return Bond Fund is replaced with the following:

Floating Rate Loan Risk: The value of the collateral securing a floating rate loan can decline, be insufficient to meet the obligations of the borrower, or be difficult to liquidate. As a result, a floating rate loan may not be fully collateralized and can decline significantly in value. Floating rate loans generally are subject to contractual restrictions on resale. The liquidity of floating rate loans, including the volume and frequency of secondary market trading in such loans, varies significantly over time and among individual floating rate loans. During periods of infrequent trading, valuing a floating rate loan can be more difficult, and buying and selling a floating rate loan at an acceptable price can also be more difficult and delayed. Difficulty in selling a floating rate loan can result in a loss. In addition, floating rate loans generally are subject to extended settlement periods in excess of seven days, which may impair the Fund’s ability to sell or realize the full value of its loans in the event of a need to liquidate such loans. The Fund participates in a line of credit facility to assist with cash flow management and liquidity. Floating rate loans may not be considered securities and, therefore, the Fund may not have the protections of the federal securities laws with respect to its holdings of such loans.

RidgeWorth Seix Total Return Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	rwf_SupplementTextBlock

RIDGEWORTH FUNDS

Supplement dated January 29, 2016 to the

Prospectus and Statement of Additional Information (“SAI”)

each dated August 1, 2015

RidgeWorth Seix Total Return Bond Fund

This supplement updates information in, and should be read in conjunction with, the Prospectus and SAI.

•	The “Floating Rate Loan Risk” contained in the “Principal Investment Risks” section of the Prospectus for the RidgeWorth Aggressive Growth Allocation Strategy, RidgeWorth Conservative Allocation Strategy, RidgeWorth Growth Allocation Strategy, RidgeWorth Moderate Allocation Strategy, RidgeWorth Seix Corporate Bond Fund, RidgeWorth Seix Floating Rate High Income Fund, RidgeWorth Seix High Income Fund, RidgeWorth Seix High Yield Fund, RidgeWorth Seix Limited Duration Fund and RidgeWorth Seix Total Return Bond Fund is replaced with the following:

Floating Rate Loan Risk: The value of the collateral securing a floating rate loan can decline, be insufficient to meet the obligations of the borrower, or be difficult to liquidate. As a result, a floating rate loan may not be fully collateralized and can decline significantly in value. Floating rate loans generally are subject to contractual restrictions on resale. The liquidity of floating rate loans, including the volume and frequency of secondary market trading in such loans, varies significantly over time and among individual floating rate loans. During periods of infrequent trading, valuing a floating rate loan can be more difficult, and buying and selling a floating rate loan at an acceptable price can also be more difficult and delayed. Difficulty in selling a floating rate loan can result in a loss. In addition, floating rate loans generally are subject to extended settlement periods in excess of seven days, which may impair the Fund’s ability to sell or realize the full value of its loans in the event of a need to liquidate such loans. The Fund participates in a line of credit facility to assist with cash flow management and liquidity. Floating rate loans may not be considered securities and, therefore, the Fund may not have the protections of the federal securities laws with respect to its holdings of such loans.